Note 16 - Variable Interest Entities - Maximum Exposure Loss (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Equity accounted investments	$ 22,490	$ 11,154
Co-investment commitments	20,284	14,345
Maximum exposure to loss	36,834	20,503
Variable Interest Entity, Not Primary Beneficiary [Member]
Equity accounted investments	$ 16,550	$ 6,158